IMPAIRMENT CHARGES, NET OF REVERSAL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ (45.8)	$ 287.8
Property, plant and equipment	$ 2,362.0	2,239.6
Plan period used in current measurement of fair value less costs of disposal	5 years
Price of gold, year one ($ per ounce) | $ / oz	1,850
Price of gold, year two to year three ($ per ounce) | $ / oz	1,750
Price of gold, year four to year five ($ per ounce) | $ / oz	1,700
Price of gold, thereafter ($ per ounce) | $ / oz	1,500
Estimated closing foreign exchange rate for the first five years (US$ per C$)	1.30
Estimated closing foreign exchange rate after five years (US$ per C$)	1.25
Estimated exchange rate used for all years (euro $ per C$)	1.19
Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of un-modeled mineralization for cash generating units ($ per ounce) | $ / oz	37
Value of un-modeled mineralization for cash generating units ($ per ounce) | $ / oz	37
Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of un-modeled mineralization for cash generating units ($ per ounce) | $ / oz	45
Value of un-modeled mineralization for cash generating units ($ per ounce) | $ / oz	45
Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 642.6	702.2
Cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	5,790.2	5,497.3	$ 5,154.6
Cost | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 1,966.6	1,964.0	$ 1,920.2
Doyon division including the Westwood mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Life of mine used in current measurement of fair value less costs of disposal	16 years
Discount rate used in current measurement of fair value less costs of disposal	6.00%
Essakane S.A.
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss recognised in profit or loss	$ 45.8
Life of mine used in current measurement of fair value less costs of disposal	9 years
Discount rate used in current measurement of fair value less costs of disposal	7.00%
Essakane S.A. | Cost | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 701.6
Plant and equipment | Doyon division including the Westwood mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 0.0	395.0
Temporary reduction in workforce	70.00%
Plant and equipment | Essakane S.A.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ (45.8)	(122.0)
Plant and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	0.0	12.5
Exploration and evaluation assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 0.0	$ 2.3